Segmented information	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
Segmented information	Segmented information
The Company’s reportable operating segments for 2023 include its mining operations and development projects, namely the Fekola, Masbate and Otjikoto mines and the Goose Project. It also includes the Fekola Regional properties which are in the exploration & evaluation stage. The Fekola Regional segment includes the Bantako North, Menankoto, Dandoko and Bakolobi properties. Results from operating segments from 2022 have been restated to remove the results of the Fekola Regional segment from the Other Mineral Properties segment. The Other Mineral Properties segment consists of the Company’s interests in mineral properties which are at various stages of exploration and evaluation, including the Company's interest in the Gramalote Project, as well as the Company's equity accounting for its investment in it's associate Calibre. The “Corporate and Other” segment includes corporate operations.
The Company’s segments are summarized in the following tables:

	2023
	Fekola Mine	Fekola Regional	Masbate Mine	Otjikoto Mine	Goose Project	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	1,143,781	—	372,902	417,589	—	—	—	1,934,272
Production costs	333,215	—	160,952	122,030	—	—	—	616,197
Depreciation & depletion	214,533	1,267	79,423	107,148	—	—	2,000	404,371
Impairment of long-lived assets	159,317	46,349	—	—	—	116,482	—	322,148
Write-down of mining interests	—	—	—	—	—	19,905	—	19,905
Current income tax, withholding and other taxes	192,462	—	22,813	75,713	—	(1,000)	93	290,081
Net income (loss)	122,008	(45,173)	64,897	85,293	(2,687)	(107,426)	(75,324)	41,588
Capital expenditures	302,670	92,522	33,950	64,926	292,934	23,843	242	811,087
Total assets	1,342,500	250,729	739,506	414,383	1,479,754	384,530	263,217	4,874,619

	2022
	Fekola Mine	Fekola Regional	Masbate Mine	Otjikoto Mine	Goose Project	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	1,067,482	—	384,714	280,394	—	—	—	1,732,590
Production costs	326,529	—	177,705	122,292	—	—	—	626,526
Depreciation & depletion	215,664	—	88,834	79,354	—	6	2,613	386,471
Reversal of impairment of long-lived assets	—	—	—	—	—	(909)	—	(909)
Write-down of mining interests	—	—	313	—	—	12,053	—	12,366
Current income tax, withholding and other taxes	196,499	—	24,676	26,512	—	124	—	247,811
Net income (loss)	231,587	(10,125)	71,252	33,844	—	(9,182)	(30,653)	286,723
Capital expenditures	132,836	46,011	44,287	82,572	—	44,102	174	349,982
Total assets	1,456,040	208,714	755,297	439,051	—	341,005	481,126	3,681,233

The Company’s mining interests are located in the following geographical locations:

	2023	2022
	$	$
Mining interests
Canada	1,509,289	26,820
Mali	1,131,343	1,159,931
Philippines	533,781	577,039
Namibia	264,747	306,718
Colombia	66,184	145,855
Finland	32,954	22,523
Burkina Faso	21,087	21,087
Other	4,105	14,757
	3,563,490	2,274,730